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                    MetLife Insurance Company of Connecticut
              [MetLife Insurance Company of Connecticut Letterhead]

May 5, 2011

Via EDGAR Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account QPN for Variable Annuities
    Post-Effective Amendment No. 3 to Form N-4
    Registration No. 333-156867
    Statement of Additional Information for Unallocated Group Variable Annuity

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the registrant of the above named registration statement hereby certifies that (1) the form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the registration statement and (2) the text of the most recent amendment to the registration statement was filed electronically on April 5, 2011.

Sincerely,


/s/ Myra L. Saul

Myra L. Saul
Associate General Counsel
MetLife